Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	€ (9,879,966)	€ (15,199,807)	€ (25,868,281)	€ (21,224,095)
Income tax at statutory income tax rate in The Netherlands (25.8%)	2,549,031	3,799,952	6,674,016	5,306,024
Effect of tax rates in other countries	(3,211,414)	(1,160,468)	(6,017,458)	(3,171,956)
Temporary differences for which no deferred tax assets/liabilities have been recognized	0	(184,629)	0	(162,580)
Nondeductible expenses	(84,694)	(96,125)	(190,060)	(587)
Current period losses for which no deferred tax asset has been recognized	(1,994,025)	(2,361,695)	(3,246,315)	(1,992,455)
Income tax benefit	€ (2,741,102)	€ (2,965)	€ (2,779,817)	€ (21,554)